BANK BORROWINGS (Details Narrative) $ in Millions							12 Months Ended
	May 14, 2021 USD ($) installment	May 14, 2021 HKD ($) installment	Oct. 08, 2020 USD ($) installment	Oct. 08, 2020 HKD ($) installment	Apr. 28, 2020 USD ($) installment	Apr. 28, 2020 HKD ($) installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 24, 2021 USD ($)	Jun. 24, 2021 HKD ($)	May 14, 2021 HKD ($)	Oct. 08, 2020 HKD ($)	Apr. 28, 2020 HKD ($)	Nov. 03, 2017 USD ($)	Nov. 03, 2017 HKD ($)
Short-Term Debt [Line Items]
Proceeds from bank borrowings									$ 191,339
Number of installments | installment	96	96	96	96	96	96
Interest expense							$ 18,859	$ 26,836	$ 48,910
Working Capital Facility, Due May 13, 2029 [Member]
Short-Term Debt [Line Items]
Borrowing capacity	$ 100,000											$ 1.0
Interest rate percentage	2.75%											2.75%
Proceeds from bank borrowings	$ 100,000	$ 1.0
Working Capital Facility, Due November 24, 2028 [Member]
Short-Term Debt [Line Items]
Borrowing capacity			$ 100,000										$ 1.0
Interest rate percentage			2.75%										2.75%
Proceeds from bank borrowings			$ 100,000	$ 1.0
Working Capital Facility, Due May 17, 2028 [Member]
Short-Term Debt [Line Items]
Borrowing capacity					$ 500,000									$ 4.0
Interest rate percentage					2.75%									2.75%
Proceeds from bank borrowings					$ 500,000	$ 4.0
Working Capital Facility, No Expiration Date [Member]
Short-Term Debt [Line Items]
Borrowing capacity										$ 900,000	$ 7.0				$ 800,000	$ 6.0
Interest rate percentage										5.50%	5.50%